6. OTHER FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
OTHER FINANCING RECEIVABLES, NET

The following lists the components of other financing receivables, net:

	December 31,	December 31,
	2018	2017
	RMB	RMB

Other financing receivables	14,342	1,946,524
Less: Provision for credit losses	(2,474)	(10,311)

Other financing receivables, net	11,868	1,936,213

Credit quality of other financing receivables

The carrying amount of the current and past due other financing receivables as of December 31, 2018 and 2017 were as follows:

December 31, 2018	Current	1-90 days past due	> 90 days past due	Total
	RMB	RMB	RMB	RMB
Gross other financing receivables	—	—	14,342	14,342
Less: Provision for credit losses	—	—	(2,474)	(2,474)
Other financing receivables, net	—	—	11,868	11,868

December 31, 2017	Then-Current	1-90 days past due	> 90 days past due	Total
	RMB	RMB	RMB	RMB
Gross other financing receivables	1,946,524	—	—	1,946,524
Less: Provision for credit losses	(10,311)	—	—	(10,311)
Other financing receivables, net	1,936,213	—	—	1,936,213

Provision for credit losses

The movement of provision for credit losses during the year of 2018 and 2017 was as follows:

	December 31,	December 31,
	2018	2017
	RMB	RMB

Balance at beginning of year	(10,311)	(144,359)
Reclassification to accrued marketing expense	—	127,807
(Addition)/Reversal	7,837	6,241
Balance at ending of year	(2,474)	(10,311)

The addition/reversal of provision for credit losses of loans and other financing receivables is reported in the “Provision for credit losses” in the consolidated statements of operations. After July 2017, the then-current and overdue other financing receivables were sold to CeraVest investors through our peer-to-peer lending platform, resulting in reclassification of provision for credit losses to accrued marketing expenses during the year ended December 31, 2017 (See Note 6 and Note 10).